Interests in joint ventures (Details) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of joint ventures [line items]
Current assets	$ 10,670,386	$ 4,515,285
Non-current assets	57,073,717	37,906,223
Current liabilities	2,496,828	1,800,693
Non-current liabilities	27,284,388	17,604,567
Net assets	67,744,103	42,421,508
Revenues	5,949,206	4,997,162	$ 3,858,500
Comprehensive income for the year	15,656,023	3,377,514	12,252,532
Cash from operating activities	3,624,007	2,875,207	1,013,373
Cash from investing activities	(3,861,213)	(148,074)	(1,864,555)
Cash from financing activities	1,800,431	(957,754)	$ 579,670
Quality Invest S.A. [Member]
Disclosure of joint ventures [line items]
Current assets	4,888	17,804
Non-current assets	2,820,477	1,486,497
Current liabilities	64,283	82,300
Non-current liabilities	648,184	466,009
Net assets	$ 2,112,898	$ 955,992
% of ownership interest	50.00%	50.00%	50.00%
Book value of non-controlling interest	$ 1,056,449	$ 477,996
Goddwill and others	3,911	3,911
Book amount	1,061,610	481,907
Revenues	12,538	26,435
Comprehensive income for the year	1,078,880	237,304
Cash from operating activities	(79,768)	(10,586)
Cash from investing activities	(495)	(253)
Cash from financing activities	80,270	10,833
Net increase (decrease) in cash and cash equivalents	7	(6)
Tarshop S.A [Member]
Disclosure of joint ventures [line items]
Current assets	4,979,104	4,752,937
Non-current assets	1,446,607	1,132,158
Current liabilities	5,182,946	4,222,263
Non-current liabilities	772,227	1,259,347
Net assets	$ 470,538	$ 403,485
% of ownership interest	20.00%	20.00%
Book value of non-controlling interest	$ 94,108	$ 80,697
Goddwill and others
Book amount	94,108	80,694
Revenues	3,854,868	1,622,801
Comprehensive income for the year	67,073	26,033
Cash from operating activities	(431,855)	(772,527)
Cash from investing activities	(7,620)	(11,081)
Cash from financing activities	395,160	808,132
Net increase (decrease) in cash and cash equivalents	$ (44,315)	$ 24,524